Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42638
Entity Registrant Name	OMS Energy Technologies Inc.
Entity Central Index Key	0002012219
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Gul Circle
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629566
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	OMSE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	42,448,704
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of OMS Energy Technologies Inc. and its subsidiaries (“Successor”) (the “Company”) as of March 31, 2026 and 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the years ended March 31, 2026 and 2025, and for the period from June 16, 2023 through March 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for the years ended March 31, 2026 and 2025, and for the period from June 16, 2023 through March 31, 2024, in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	+800
Local Phone Number	211-0102